SCHEDULE OF REVENUES BY PRODUCT CATEGORIES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting [Line Items]
Total	$ 15,884,243	$ 20,707,707	$ 14,847,902
Traditional Pet Products [Member]
Segment Reporting [Line Items]
Total	9,655,071	8,647,605	9,020,839
Intelligent Pet Products [Member]
Segment Reporting [Line Items]
Total	4,058,888	6,298,625	4,384,631
Climbing Hooks And Others [Member]
Segment Reporting [Line Items]
Total	2,170,284	5,761,477	1,355,016
Product [Member]
Segment Reporting [Line Items]
Total	15,884,243	20,707,707	14,760,486
Dyeing Services [Member]
Segment Reporting [Line Items]
Total			87,416
Service [Member]
Segment Reporting [Line Items]
Total			$ 87,416